Cover	Mar. 13, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 13, 2024
Entity File Number	001-09974
Entity Registrant Name	ENZO BIOCHEM, INC.
Entity Central Index Key	0000316253
Entity Tax Identification Number	13-2866202
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	81 Executive Blvd. Suite 3
Entity Address, City or Town	Farmingdale
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11735
City Area Code	631
Local Phone Number	755-5500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	ENZ
Security Exchange Name	NYSE
Entity Emerging Growth Company	false